REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Revenue Recognition [Abstract]
Deferred Revenues	$ 1,332	$ 771
Other liabilities	$ 46	$ 0